Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment Information for the Operating Segments

The segment information for the operating segments for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31, 2018
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	658,712	874,125	2,003,105	362,626	2,376	3,900,944
Less: intersegment sales	(539,295)	(692,660)	(280,639)	(34,156)	(606)	(1,547,356)

Revenue from external customers	119,417	181,465	1,722,466	328,470	1,770	2,353,588

Depreciation, depletion and amortization	(169,622)	(24,971)	(13,511)	(21,985)	(1,840)	(231,929)
Including: Impairment losses of property, plant and equipment	(26,002)	(3,393)	—	(530)	—	(29,925)
Profit / (loss) from operations	73,519	42,756	(6,450)	25,515	(14,343)	120,997
Finance costs:
Exchange gain						12,475
Exchange loss						(11,330)
Interest income						3,769
Interest expense						(22,352)

Total net finance costs						(17,438)

Share of profit of associates and joint ventures	4,224	63	4,214	496	2,650	11,647

Profit before income tax expense						115,206
Income tax expense						(42,790)

Profit for the year						72,416

Segment assets	1,227,613	316,015	429,854	519,553	1,371,525	3,864,560
Other assets						24,759
Investments in associates and joint ventures	39,235	1,010	17,437	7,022	24,658	89,362
Elimination of intersegment balances (a)						(1,546,415)

Total assets						2,432,266

Capital expenditures	196,109	15,287	17,010	26,502	1,066	255,974
Segment liabilities	466,097	49,292	239,187	158,153	566,129	1,478,858
Other liabilities						99,759
Elimination of intersegment balances (a)						(557,009)

Total liabilities						1,021,608

	Year Ended December 31, 2017
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	505,430	707,804	1,660,456	295,786	2,057	3,171,533
Less: intersegment sales	(409,303)	(535,515)	(179,692)	(30,476)	(657)	(1,155,643)

Revenue from external customers	96,127	172,289	1,480,764	265,310	1,400	2,015,890

Depreciation, depletion and amortization	(169,484)	(32,319)	(12,734)	(21,146)	(1,692)	(237,375)
Including: Impairment losses of property, plant and equipment	(6,565)	(10,223)	(7)	(1,150)	(2)	(17,947)
Profit / (loss) from operations	15,475	39,961	8,279	15,688	(11,681)	67,722
Finance costs:
Exchange gain						8,217
Exchange loss						(9,311)
Interest income						2,901
Interest expense						(22,408)

Total net finance costs						(20,601)

Share of profit / (loss) of associates and joint ventures	1,716	(89)	1,501	279	2,561	5,968

Profit before income tax expense						53,089
Income tax expense						(16,296)

Profit for the year						36,793

Segment assets	1,211,912	318,299	397,813	519,249	1,357,803	3,805,076
Other assets						26,724
Investments in associates and joint ventures	39,517	1,375	11,938	5,534	22,795	81,159
Elimination of intersegment balances (a)						(1,508,347)

Total assets						2,404,612

Capital expenditures	161,997	17,705	10,982	24,529	1,014	216,227
Segment liabilities	525,085	79,989	199,340	120,244	589,460	1,514,118
Other liabilities						70,091
Elimination of intersegment balances (a)						(560,916)

Total liabilities						1,023,293

	Year Ended December 31, 2016
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	412,484	582,510	1,301,616	247,477	2,197	2,546,284
Less: intersegment sales	(335,716)	(438,853)	(126,344)	(27,784)	(684)	(929,381)

Revenue from external customers	76,768	143,657	1,175,272	219,693	1,513	1,616,903

Depreciation, depletion and amortization	(155,192)	(25,475)	(12,891)	(22,743)	(1,846)	(218,147)
Including: Impairment losses of property, plant and equipment	(882)	(3,413)	(2)	(4,205)	—	(8,502)
Profit / (loss) from operations	3,148	39,026	11,048	17,885	(10,472)	60,635
Finance costs:
Exchange gain						12,828
Exchange loss						(11,571)
Interest income						2,491
Interest expense						(23,348)

Total net finance costs						(19,600)

Share of (loss) / profit of associates and joint ventures	(158)	13	552	204	3,494	4,105

Profit before income tax expense						45,140
Income tax expense						(15,768)

Profit for the year						29,372

Segment assets	1,260,009	324,357	384,123	546,485	1,434,141	3,949,115
Other assets						25,766
Investments in associates and joint ventures	42,398	1,262	10,455	3,305	21,547	78,967
Elimination of intersegment balances(a)						(1,657,197)

Total assets						2,396,651

Capital expenditures	130,248	12,847	7,983	20,340	968	172,386
Segment liabilities	536,284	124,076	183,159	150,855	668,353	1,662,727
Other liabilities						58,839
Elimination of intersegment balances (a)						(697,650)

Total liabilities						1,023,916

Geographical Information

Geographical information

	Revenue			Non-current assets (b)
	2018	2017	2016	December 31, 2018	December 31, 2017
	RMB	RMB	RMB	RMB	RMB
Mainland China	1,516,969	1,294,516	1,101,055	1,779,126	1,711,605
Other	836,619	721,374	515,848	192,675	239,204

	2,353,588	2,015,890	1,616,903	1,971,801	1,950,809